SUBSEQUENT EVENTS - Issuances of Common Stock (Details) - USD ($)					3 Months Ended	12 Months Ended
	Oct. 13, 2025	Oct. 01, 2025	Aug. 11, 2025	Jul. 01, 2025	Sep. 30, 2024	Jun. 30, 2025	Sep. 30, 2025
Subsequent Event [Line Items]
Stock issued for services			200,000
Value of stock issued for services			$ 40,000		$ 2,578	$ 44,341
Interest solutions note
Subsequent Event [Line Items]
Conversion price (in dollars per share)							$ 2
Subsequent Event
Subsequent Event [Line Items]
Amount of interest converted		$ 57,821		$ 57,821
Shares issued to settled vendor obligations (in shares)	192,744
Amount of vendor payable	$ 34,000
Stock issued for services	325,000	356,901	200,000	356,901
Value of stock issued for services	$ 132,372		$ 40,000
Subsequent Event | Interest solutions note
Subsequent Event [Line Items]
Conversion price (in dollars per share)		$ 0.5627
Conversion, shares issued		576,616
Conversion amount		$ 275,000
Amount of interest converted		$ 49,462